Average Annual Total Returns		12 Months Ended	22 Months Ended	40 Months Ended	60 Months Ended	61 Months Ended	66 Months Ended	75 Months Ended	98 Months Ended	102 Months Ended	106 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Inspire Global Hope ETF | Inspire Global Hope Index
Prospectus [Line Items]
Average Annual Return, Percent		20.12%			9.55%						10.06%
Inspire Global Hope ETF | S&P Global 1200 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.03%			12.78%						12.86%
Inspire Global Hope ETF | Inspire Global Hope ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		18.98%			8.74%						9.48%
Performance Inception Date		Feb. 27, 2017
Inspire Global Hope ETF | Inspire Global Hope ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.58%			7.88%						8.73%
Inspire Global Hope ETF | Inspire Global Hope ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.78%			6.76%						7.54%
Inspire Small/Mid Cap ETF | Inspire Small/Mid Cap Index
Prospectus [Line Items]
Average Annual Return, Percent		4.69%			9.11%						8.70%
Inspire Small/Mid Cap ETF | Russell 2000 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.81%			6.09%						8.08%
Inspire Small/Mid Cap ETF | S&P SmallCap 600 Equal Weight Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.81%			6.99%						7.53%
Inspire Small/Mid Cap ETF | Inspire Small/Mid Cap ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.24%			8.29%						7.67%
Performance Inception Date		Feb. 27, 2017
Inspire Small/Mid Cap ETF | Inspire Small/Mid Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.93%			7.27%						6.83%
Inspire Small/Mid Cap ETF | Inspire Small/Mid Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.71%			6.14%						5.84%
Inspire Corporate Bond ETF | Inspire Corporate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.59%			1.53%					3.35%
Inspire Corporate Bond ETF | Bloomberg U.S. Intermediate Credit Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	7.88%			1.54%					2.96%
Inspire Corporate Bond ETF | Bloomberg U.S. Intermediate Corporate Bond Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	7.95%			1.60%					3.09%
Inspire Corporate Bond ETF | Inspire Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.12%			1.04%					2.22%
Performance Inception Date		Jul. 10, 2017
Inspire Corporate Bond ETF | Inspire Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.29%			(0.18%)					1.13%
Inspire Corporate Bond ETF | Inspire Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.18%			0.26%					1.22%
Inspire 100 ETF | Inspire 100 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.60%			9.25%				11.77%
Inspire 100 ETF | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	17.88%			14.42%				14.61%
Inspire 100 ETF | Inspire 100 ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		17.14%			8.75%				11.00%
Performance Inception Date		Oct. 30, 2017
Inspire 100 ETF | Inspire 100 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.83%			7.57%				10.08%
Inspire 100 ETF | Inspire 100 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.33%			6.60%				8.73%
Inspire International ETF | Inspire Global Hope Ex-US GTR Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	30.71%			9.21%			10.72%
Inspire International ETF | Inspire International NTR Index
Prospectus [Line Items]
Average Annual Return, Percent		29.78%			7.53%			10.05%
Inspire International ETF | S&P International 700 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]	35.45%			9.90%			11.16%
Inspire International ETF | Inspire International ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		29.05%			8.57%			10.83%
Performance Inception Date		Sep. 30, 2019
Inspire International ETF | Inspire International ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.34%			7.32%			9.76%
Inspire International ETF | Inspire International ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.85%			6.53%			8.52%
Inspire Capital Appreciation ETF | S&P Target Risk Moderate Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	13.38%			4.76%		5.81%
Inspire Capital Appreciation ETF | Inspire Capital Appreciation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.69%			5.74%		6.63%
Performance Inception Date		Jul. 15, 2020
Inspire Capital Appreciation ETF | Inspire Capital Appreciation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.41%			4.56%		5.19%
Inspire Capital Appreciation ETF | Inspire Capital Appreciation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.49%			3.99%		4.57%
Inspire Growth ETF | S&P MidCap 400 Index
Prospectus [Line Items]
Average Annual Return, Percent	[10]	7.50%			9.12%	9.68%
Inspire Growth ETF | S&P Composite 1500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[11]	17.02%			13.96%	14.20%
Inspire Growth ETF | Inspire Growth ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		16.07%			7.81%	8.82%
Performance Inception Date		Dec. 07, 2020
Inspire Growth ETF | Inspire Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.96%			7.34%	8.35%
Inspire Growth ETF | Inspire Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.57%			5.97%	6.79%
Inspire Fidelis Multi Factor ETF | WI Fidelis Multi-Cap, Multi-Factor Index
Prospectus [Line Items]
Average Annual Return, Percent		23.28%		15.54%
Inspire Fidelis Multi Factor ETF | S&P Global 1200 Index
Prospectus [Line Items]
Average Annual Return, Percent	[12]	23.03%		18.03%
Inspire Fidelis Multi Factor ETF | MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Percent	[13]	22.34%		16.85%
Inspire Fidelis Multi Factor ETF | Inspire Fidelis Multi Factor ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		22.37%		14.26%
Performance Inception Date		Aug. 23, 2022
Inspire Fidelis Multi Factor ETF | Inspire Fidelis Multi Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.10%		13.47%
Inspire Fidelis Multi Factor ETF | Inspire Fidelis Multi Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.41%		11.07%
Inspire 500 ETF | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[14]	17.88%	18.10%
Inspire 500 ETF | Inspire 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.69%	14.34%
Inspire 500 ETF | Inspire 500 ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		17.57%	14.22%
Performance Inception Date		Mar. 05, 2024
Inspire 500 ETF | Inspire 500 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.17%	13.86%
Inspire 500 ETF | Inspire 500 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.61%	10.91%

[1]	The S&P Global 1200 Total Return Index provides efficient exposure to the global equity market. Capturing approximately 70% of global market capitalization, it is constructed as a composite of 7 headline indices, many of which are accepted leaders in their regions. These include the S&P 500® (US), S&P Europe 350, S&P TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australian 50, S&P Asia 50 and S&P Latin America 40. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[3]	The S&P SmallCap 600 Equal Weight Total Return Index (EWI) is the equal-weight version of the S&P SmallCap 600. The index has the same constituents as the capitalization weighted S&P SmallCap 600, but each company in the S&P SmallCap 600 EWI is allocated a fixed weight. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[4]	The Bloomberg U.S. Intermediate Credit Total Return Index (LUICTRUU) measures the performance of investment grade, US dollar denominated, fixed-rate, taxable corporate and government-related debt with less than ten years to maturity. It is composed of a corporate and a non-corporate component that includes non-US agencies, sovereigns, supranational and local authorities. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[5]	The Bloomberg U.S. Intermediate Corporate Bond Total Return Index (LD06TRUU) measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[6]	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[7]	The Inspire International Index GTR (the “Index”) is an Index of Inspire Investing, LLC and is calculated and distributed by Solactive AG. The Index intends to track the price movements of a portfolio of 200 of the most inspiring, biblically aligned large cap companies outside of the United States, as determined by Inspire’s revolutionary Inspire Impact Score methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 80% international developed large cap companies and 20% emerging markets large cap companies. The index is equally weighted, rebalanced quarterly, annually reconstituted, and calculated on a gross total return basis in USD. The Index is a Gross Total Return index. The Index is published in USD. Investors cannot invest directly in an index.
[8]	The S&P International 700 Total Return Index measures the non-U.S. component of the global equity market through an index that is designed to be highly liquid and efficient to replicate. The index covers all regions included in the S&P Global 1200 except for the U.S., which is represented by the S&P 500. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[9]	The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[10]	The S&P MidCap 400 Index® provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500®, is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[11]	The S&P Composite 1500 Total Return Index combines three leading indices, the S&P 500, the S&P MidCap 400 and the S&P SmallCap 600, to cover approximately 90% of U.S. market capitalization. The index is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[12]	The S&P Global 1200 Index captures approximately 70% of the world cap, covering seven distinct regions and 30 countries. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[13]	The MSCI ACWI Index is an index representing the equity returns in 23 developed and 24 emerging markets. Investor may not invest in the index directly and the index does not take into account charges, fees and other expenses. Given the Fund’s principal investment strategies, the MSCI ACWI Index is a more appropriate benchmark index for the Fund. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[14]	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.